The American Funds Income Series
333 South Hope St.
Los Angeles, California 90071-1406





November 5, 2004


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re: The American Funds Income Series
File Nos. 2-98199 and 811-4318

Dear Sir or Madam:

                  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 11/1/04 of Registrant's Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940.

Sincerely,


/s/ Julie F. Williams
Julie F. Williams
Secretary

cc:  Linda Stirling


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